Intangible assets, net	12 Months Ended
Mar. 31, 2023
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible assets, net
10.	Intangible assets, net
Intangible assets of the Company were mainly as follows:

	As of March 31, 2022	As of March 31, 2023
	RMB	RMB
Cost:
Trademark	437	486
License	3,530	3,530
Dealership	31,717	31,717

Total cost	35,684	35,733
Less: Accumulated amortization	(10,140)	(14,139)

Intangible assets, net	25,544	21,594

License and dealership resulting from the business combinations completed during the year ended March 31,2021 have been allocated to the single reporting unit of the Company. The total carrying amount of intangible assets resulting from the business combinations were
RMB 25.5 million and RMB 21.6 million as of March 31, 2022 and 2023, respectively.
The total amortization expenses of the intangible assets charged to the consolidated statements of loss and comprehensive loss amounted to approximately RMB4.0 million, RMB4.0 million and RMB4.0 million for the years ended March 31, 2021, 2022 and 2023, respectively.
The annual estimated amortization expense for intangible assets subject to amortization for the succeeding five years is as follows:

	As of March 31,
	2024	2025	2026	2027	2028
Amortization expenses	3,867	3,438	3,207	3,203	3,187